Land use rights, net	12 Months Ended
Dec. 31, 2022
Land use rights, net
Land use rights, net
8 .	Land use rights, net

	As of December 31,
	2021	2022
	RMB	RMB
Land use rights	7,186,567	8,391,748
Less: accumulated amortization	(519,394)	(698,234)
Less: accumulated impairment	(55,008)	(55,008)

Land use rights, net	6,612,165	7,638,506

The expiry dates of the land use rights range from the years 2049 to 2070.
Amortization expenses charged were RMB132.7 million, RMB150.5 million and RMB178.8 million for the years ended December 31, 2020, 2021 and 2022, respectively. Amortization expense are expected to be at
RMB195.4 million for each of the year ending December 31, 2023, 2024, 2025, 2026 and 2027.
There is no impairment on land use rights recognized for the year ended December 31, 2020,2021 and 2022.